Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
C000116034 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental Global Franchise Fund (Class A/JFGAX)
Account Value	$ 22,270.952902	$ 22,270.952902	$ 22,270.952902	$ 18,891.004427	$ 15,978.508524	$ 20,475.505248	$ 15,880.679488	$ 14,794.425844	$ 14,142.274918	$ 13,242.363614	$ 11,557.419048	$ 9,643.73386	$ 9,500
Average Annual Return, Percent	11.96%	7.41%	8.33%
C000116034 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental Global Franchise Fund (Class A/JFGAX)—excluding sales charge
Average Annual Return, Percent	17.89%	8.52%	8.89%
C000116035 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental Global Franchise Fund (Class I/JFGIX)
Account Value	$ 604,313.903619	$ 604,313.903619	$ 604,313.903619	511,008.723672	430,825.701614	550,555.037822	425,487.343413	395,417.322997	376,931.954253	351,951.476694	306,126.008185	254,648.6425	250,000
Average Annual Return, Percent	18.26%	8.85%	9.23%
C000116036 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental Global Franchise Fund (Class NAV)
Account Value	$ 24,460.312518	$ 24,460.312518	$ 24,460.312518	20,651.507493	17,395.731149	22,210.065589	17,151.922616	15,909.013146	15,145.317767	14,126.251008	12,273.804483	10,199.2378	10,000
Average Annual Return, Percent	18.44%	8.98%	9.36%
C000178758 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental Global Franchise Fund (Class R6/JFGFX)
Account Value	$ 2,417,302.131491	$ 2,417,302.131491	$ 2,417,302.131491	2,041,081.636617	1,719,483.535839	2,195,469.263722	1,695,578.988494	1,572,854.630907	1,497,690.188223	1,397,229.394741	1,216,570.426153	1,015,129.88	1,000,000
Average Annual Return, Percent	18.43%	8.98%	9.23%
C000008922 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Equity Income Fund (Class 1/JIEMX)
Account Value	$ 22,711.76465	$ 22,711.76465	$ 22,711.76465	18,607.0669029999	17,771.320105	18,038.961287	12,889.76117	13,368.529244	13,445.689349	11,876.95857	10,385.281444	9,267.3461	10,000
Average Annual Return, Percent	22.06%	11.18%	8.55%
C000153950 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Equity Income Fund (Class A/JHEIX)
Account Value	$ 20,877.537629	$ 20,877.537629	$ 20,877.537629	17,171.301582	16,454.872241	16,774.483008	12,025.813998	12,521.338194	12,640.706152	11,203.712795	9,831.332166	8,799.8975	9,500
Average Annual Return, Percent	15.52%	9.64%	7.64%
C000153950 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Equity Income Fund (Class A/JHEIX)—excluding sales charge
Average Annual Return, Percent	21.58%	10.77%	8.19%
C000153951 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Equity Income Fund (Class C/JHERX)
Account Value	$ 20,553.308853	$ 20,553.308853	$ 20,553.308853	17,025.348911	16,429.543826	16,861.940121	12,174.482426	12,761.092092	12,977.022611	11,586.789029	10,239.502886	9,233.5251	10,000
Average Annual Return, Percent	19.72%	10.00%	7.47%
C000153951 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Equity Income Fund (Class C/JHERX)—excluding sales charge
Average Annual Return, Percent	20.72%	10.00%	7.47%
C000008921 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Equity Income Fund (Class NAV)
Account Value	$ 22,837.040761	$ 22,837.040761	$ 22,837.040761	18,692.973731	17,842.438089	18,111.393551	12,936.035342	13,409.411017	13,479.709183	11,899.640314	10,398.573023	9,273.2937	10,000
Average Annual Return, Percent	22.17%	11.24%	8.61%
C000128520 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Small Company Fund (Class A/JISAX)
Account Value	$ 14,806.601352	$ 14,806.601352	$ 14,806.601352	12,836.539175	11,465.071091	14,959.762001	11,102.430644	10,363.239333	11,685.786256	11,333.057094	9,323.252656	8,794.95161	9,500
Average Annual Return, Percent	9.61%	6.30%	4.00%
C000128520 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Small Company Fund (Class A/JISAX)—excluding sales charge
Average Annual Return, Percent	15.35%	7.40%	4.54%
C000128521 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Small Company Fund (Class C/JISDX)
Account Value	$ 14,482.1408389999	$ 14,482.1408389999	$ 14,482.1408389999	12,629.21687	11,365.187634	14,932.404145	11,163.408731	10,507.778023	11,934.243002	11,664.92542	9,677.302354	9,202.6143	10,000
Average Annual Return, Percent	13.67%	6.63%	3.77%
C000128521 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Small Company Fund (Class C/JISDX)—excluding sales charge
Average Annual Return, Percent	14.67%	6.63%	3.77%
C000128522 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Small Company Fund (Class I/JSCIX)
Account Value	$ 400,640.310741	$ 400,640.310741	$ 400,640.310741	346,329.50632	308,329.48517	401,307.783162	296,802.570982	276,759.599288	311,209.326479	301,202.628188	247,248.189982	232,691.4525	250,000
Average Annual Return, Percent	15.68%	7.68%	4.83%
C000026876 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Small Company Fund (Class NAV)
Account Value	$ 16,211.550229	$ 16,211.550229	$ 16,211.550229	13,987.024845	12,450.772686	16,178.576551	11,956.497541	11,125.198149	12,494.597263	12,081.127792	9,905.494004	9,313.2655	10,000
Average Annual Return, Percent	15.90%	7.82%	4.95%
C000128528 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Small Company Fund (Class R6/JHSMX)
Account Value	$ 1,625,255.118612	$ 1,625,255.118612	$ 1,625,255.118612	1,398,850.952125	1,244,160.606963	1,616,993.687368	1,195,136.50668	1,112,243.89443	1,249,302.79247	1,208,112.779237	990,549.400423	931,326.55	1,000,000
Average Annual Return, Percent	16.19%	7.88%	4.98%
C000009221 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	New Opportunities Fund (Class 1/JISOX)
Account Value	$ 20,022.413851	$ 20,022.413851	$ 20,022.413851	17,861.321163	16,170.405911	20,252.94696	14,626.257033	12,435.697904	14,636.561161	11,607.291962	10,298.824826	9,756.1635	10,000
Average Annual Return, Percent	12.10%	9.99%	7.19%
C000141730 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	New Opportunities Fund (Class A/JASOX)
Account Value	$ 18,441.2096	$ 18,441.2096	$ 18,441.2096	16,504.055198	14,990.087128	18,832.728549	13,642.691922	11,641.000074	13,746.931723	10,939.701227	9,744.275549	9,265.31333	9,500
Average Annual Return, Percent	6.15%	8.52%	6.31%
C000141730 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	New Opportunities Fund (Class A/JASOX)—excluding sales charge
Average Annual Return, Percent	11.74%	9.64%	6.86%
C000141733 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	New Opportunities Fund (Class C/JBSOX)
Account Value	$ 18,145.863023	$ 18,145.863023	$ 18,145.863023	16,366.36457	14,974.447451	18,954.389513	13,835.540767	11,893.253124	14,141.828792	11,335.025244	10,164.332768	9,737.6205	10,000
Average Annual Return, Percent	9.87%	8.82%	6.14%
C000141733 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	New Opportunities Fund (Class C/JBSOX)—excluding sales charge
Average Annual Return, Percent	10.87%	8.82%	6.14%
C000141734 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	New Opportunities Fund (Class I/JHSOX)
Account Value	$ 497,917.281259	$ 497,917.281259	$ 497,917.281259	444,489.592265	402,714.86756	504,742.040667	364,598.205407	310,333.84392	365,442.370701	289,895.292268	257,439.484548	244,015.795	250,000
Average Annual Return, Percent	12.02%	9.92%	7.13%
C000141736 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	New Opportunities Fund (Class R2/JSSOX)
Account Value	$ 19,479.723209	$ 19,479.723209	$ 19,479.723209	17,440.874045	15,848.710669	19,921.08781	14,431.912805	12,311.188885	14,523.561052	11,546.858612	10,278.131415	9,756.7966	10,000
Average Annual Return, Percent	11.69%	9.61%	6.90%
C000141738 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	New Opportunities Fund (Class R4/JUSOX)
Account Value	$ 19,800.936275	$ 19,800.936275	$ 19,800.936275	17,689.528168	16,035.752367	20,114.485208	14,539.060631	12,379.220307	14,583.170831	11,581.089441	10,289.313192	9,756.7966	10,000
Average Annual Return, Percent	11.94%	9.85%	7.07%
C000141731 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	New Opportunities Fund (Class R6/JWSOX)
Account Value	$ 2,009,137.306309	$ 2,009,137.306309	$ 2,009,137.306309	1,791,867.718925	1,621,495.324269	2,030,411.207688	1,465,440.840798	1,245,873.54428	1,465,480.312026	1,161,584.266573	1,030,387.627188	976,446.7	1,000,000
Average Annual Return, Percent	12.13%	10.03%	7.23%
C000127063 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Global Equity Fund (Class A/JHGEX)
Account Value	$ 20,243.571107	$ 20,243.571107	$ 20,243.571107	16,692.320761	14,614.751675	17,009.140651	13,361.874554	12,148.386777	11,768.185876	10,947.452209	9,805.775829	9,030.15812	9,500
Average Annual Return, Percent	15.23%	9.63%	7.31%
C000127063 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Global Equity Fund (Class A/JHGEX)—excluding sales charge
Average Annual Return, Percent	21.27%	10.75%	7.86%
C000152689 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Global Equity Fund (Class C/JGECX)
Account Value	$ 19,943.618206	$ 19,943.618206	$ 19,943.618206	16,568.619562	14,615.900473	17,124.631604	13,539.420104	12,396.237813	12,083.145862	11,325.829227	10,218.87805	9,477.5817	10,000
Average Annual Return, Percent	19.37%	9.98%	7.15%
C000152689 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Global Equity Fund (Class C/JGECX)—excluding sales charge
Average Annual Return, Percent	20.37%	9.98%	7.15%
C000127064 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Global Equity Fund (Class I/JGEFX)
Account Value	$ 547,822.029208	$ 547,822.029208	$ 547,822.029208	450,592.528961	393,297.791601	456,488.907403	357,252.520492	323,943.009294	312,924.683961	290,273.916502	259,283.133658	238,016.62	250,000
Average Annual Return, Percent	21.58%	11.08%	8.16%
C000127065 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Global Equity Fund (Class NAV)
Account Value	$ 22,202.361137	$ 22,202.361137	$ 22,202.361137	18,241.368535	15,902.595311	18,432.438671	14,410.017237	13,053.240687	12,583.860792	11,659.869318	10,402.456383	9,545.7701	10,000
Average Annual Return, Percent	21.71%	11.21%	8.30%
C000152690 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Global Equity Fund (Class R2/JGERX)
Account Value	$ 21,218.347012	$ 21,218.347012	$ 21,218.347012	17,503.505129	15,359.727529	17,885.251488	14,057.23457	12,794.36836	12,396.820188	11,539.449477	10,332.029036	9,514.7123	10,000
Average Annual Return, Percent	21.22%	10.65%	7.81%
C000152691 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Global Equity Fund (Class R4/JGETX)
Account Value	$ 21,809.219455	$ 21,809.219455	$ 21,809.219455	17,940.550977	15,675.071186	18,200.442034	14,251.54756	12,931.172556	12,488.947903	11,591.225243	10,358.019995	9,514.7123	10,000
Average Annual Return, Percent	21.56%	11.02%	8.11%
C000152692 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Global Equity Fund (Class R6/JGEMX)
Account Value	$ 2,211,717.313106	$ 2,211,717.313106	$ 2,211,717.313106	1,817,064.317039	1,585,619.49439	1,838,039.349868	1,437,084.070502	1,301,918.383192	1,256,292.951368	1,163,321.915776	1,037,872.696518	952,399.49	1,000,000
Average Annual Return, Percent	21.72%	11.18%	8.26%
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 24,948.232981	$ 24,948.232981	$ 24,948.232981	20,049.215898	17,343.003413	20,421.588754	15,737.421797	13,475.459469	13,440.395091	11,883.175209	10,227.759198	9,587.0033	10,000
Average Annual Return, Percent	24.43%	13.11%	9.57%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 32,951.700003	$ 32,951.700003	$ 32,951.700003	26,028.911868	22,554.706651	25,914.445887	19,594.738041	15,995.553839	15,606.815228	13,025.455906	11,213.521984	10,039.5608	10,000
Average Annual Return, Percent	26.60%	15.55%	12.66%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 23,360.359342	$ 23,360.359342	$ 23,360.359342	19,282.245103	17,756.25955	18,934.996603	13,877.393869	13,761.750167	13,677.349432	12,160.978318	10,899.132359	9,651.8667	10,000
Average Annual Return, Percent	21.15%	11.16%	8.85%
MSCI World ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex-USA Index
Account Value	$ 16,477.059657	$ 16,477.059657	$ 16,477.059657	13,794.565429	11,846.347872	14,545.785065	11,492.049428	10,845.952358	11,169.654646	10,687.255243	9,123.552127	9,075.7051	10,000
Average Annual Return, Percent	19.45%	8.72%	5.12%
MSCI World ex USA Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex-USA Small Cap Index
Account Value	$ 16,365.636221	$ 16,365.636221	$ 16,365.636221	14,261.240077	13,111.020357	17,372.209494	13,049.382162	11,767.822832	12,879.983238	12,033.948071	9,986.353367	9,383.0574	10,000
Average Annual Return, Percent	14.76%	6.82%	5.05%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,071.455436	$ 32,071.455436	$ 32,071.455436	25,424.401915	22,154.924202	25,548.228107	19,202.983849	15,812.538423	15,608.083301	12,979.877041	11,183.504007	10,035.5535	10,000
Average Annual Return, Percent	26.14%	15.19%	12.36%
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 22,005.998217	$ 22,005.998217	$ 22,005.998217	$ 18,700.876388	$ 17,514.1367	$ 23,433.43975	$ 17,280.131087	$ 14,734.400368	$ 16,558.930567	$ 12,667.872926	$ 10,884.38596	$ 10,511.1061	$ 10,000
Average Annual Return, Percent	17.67%	8.35%	8.21%